Federated Hermes International Small-Mid Company Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
MSCI ACWI ex USA SMID Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	30.74%	6.80%	7.87%
Morningstar Foreign Small/Mid Growth Category Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	19.46%	0.42%	5.95%
A
Prospectus [Line Items]
Average Annual Return, Percent		26.64%	4.41%	7.95%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.24%	3.59%	6.76%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.95%	3.38%	6.18%
C
Prospectus [Line Items]
Average Annual Return, Percent		32.01%	4.81%	7.90%
IS
Prospectus [Line Items]
Average Annual Return, Percent		34.36%	5.86%	8.81%

[1]	The MSCI ACWI ex USA Index is a broad-based benchmark that represents global equity opportunity set outside the U.S. in developed markets and emerging markets.
[2]	The MSCI ACWI ex USA SMID Cap Index captures mid- and small-cap representation across developed market countries (excluding the U.S.) and emerging markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.